Schedule of detailed information about components of income tax expense (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporation tax credit	£ 1,720,000	£ 1,407,542	£ 1,171,928
Total current tax credit	1,720,000	1,407,542	1,171,928
Loss before tax	3,109,706	14,983,467	6,629,844
Loss on ordinary activities multiplied by the standard rate of tax of 19% (2021: 19% and 2020: 19%)	590,844	2,846,859	1,259,670
Adjustments in respect of prior years	154,422
Non-deductible expenses	(1,834,581)	(1,641,974)	(4,556)
Super deductions	13,178
Deferred tax movement on unrecognized fixed asset differences		(103,418)	(157,728)
Deferred tax movement on unrecognized timing differences	(671,566)	42,462	2,660
Deferred tax movement on share-based payments			(152,895)
Deferred tax asset not recognized	(186,879)	(342,227)	(278,753)
Additional allowance in respect of enhanced R&D relief	4,198,115	1,042,213	868,918
Surrender of tax losses for R&D tax credit refund	(2,109,111)	(1,843,915)	(1,537,316)
R&D tax credits generated	1,565,578	1,407,542	1,171,928
Current tax credit	£ 1,720,000	£ 1,407,542	£ 1,171,928